Related party transactions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Index Ventures
Disclosure of transactions between related parties [line items]
Loans outstanding	£ 0.8	£ 0.8
Medicxi Ventures I Limited Partner
Disclosure of transactions between related parties [line items]
Loans outstanding	2.3	0.6
Income from investment	£ 15.3	£ 10.7